Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

Cash and cash equivalents consist of the following:

	December 31, 2023	December 31, 2022
Cash and cash equivalents	$240,378	$157,814
Restricted cash	8,797	17,284
Total cash and cash equivalents and restricted cash	$249,175	$175,098